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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                               Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN           8/16/04
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                             (X) 13F Holdings Report
                                 ( ) 13F Notice
                          (   )  13F Combination Report
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                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     14
         Form 13F Information Table Value Total:    $159,204 (in thousands)

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Okabena Investment Services, Inc.
FORM 13F
30-Jun-04

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

                                                                                            Voting Authority
                                                                                            ----------------
                                     Title of              Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                        class      CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn   Managers   Sole    Shared  None
------------------------------       --------  ---------  --------  -------  ---  ----  --------  --------  -------  ------  ----
AEP INDUSTRIES                        COM      001031103    9014     812090  SH          Sole                812090
BOEING CO                             COM      097023105   10509     205700  SH          Sole                205700
BOSTON SCIENTIFIC CORP                COM      101137107   10272     240000  SH          Sole                240000
CITIGROUP                             COM      172967101    1628      35000  SH          Other                35000
COCA COLA CO                          COM      191216100    6906     136800  SH          Sole                136800
CYBERGUARD                            COM      231091010    1142     140000  SH          Sole                140000
INTEL                                 COM      458140100   33120    1200000  SH          Sole               1200000
MCKESSON CORP                         COM      58155Q103    1538      44787  SH          Sole                 44787
MICROSOFT CORP                        COM      594918104   19398     679200  SH          Sole                679200
STAPLES INC                           COM      855030102    7538     256291  SH          Sole                256291
TARGET CORP                           COM      87612E106   38144     898129  SH          Other               898129
UNITEDHEALTH GROUP                    COM      91324P102   15344     246492  SH          Sole                246492
ZYGO CORP                             COM      989855101    1986     177480  SH          Sole                177480
GRUPO TMM S A DE CV SPON ADR A SHS    ADR      40051D105    2665    1087841  SH          Sole               1087841
REPORT SUMMARY                            14 DATA RECORDS  159204            0       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
